Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		41 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Cash flows from operating activities:
Net loss	$ (5,050)	$ (5,050)	$ (77,156)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	0	0	0
Stock-based compensation	5,050	0	75,793
Loss on impairment of goodwill	0	0	124
Decrease to prepaid assets	0	0	8
Increase (decrease) to accounts payable and accrued expenses	0	0	982
Net cash used in operating activities	0	(5,050)	(249)
Investing Activities
Purchase of property and equipment	0	0	0
Net cash used in investing activities	0	0	0
Cash Flows From Financing Activities
Stockholder loan	0	5,050	242
Net cash provided by financing activities	0	5,050	242
Reorganization	0	0	0
Net increase (decrease) in cash	0	0	(7)
Cash at beginning of period	0	0	7
Cash at end of period	0	0	0
Supplemental Disclosure of Cash Flow Information:
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0